Organization and Nature of Business (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 28, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 09, 2023	Oct. 08, 2021	Mar. 30, 2021	Sep. 30, 2020
Organization and Nature of Business [Line Items]
State of incorporation						1847 Holdings LLC (the “Company”) was formed under the laws of the State of Delaware on January 22, 2013
Acquired interest description	The Company owns 95% of 1847 Asien, with the remaining 5% held by a third-party, and 1847 Asien owns 100% of Asien’s.
Cash and cash equivalents (in Dollars)						$ 766,414
Working capital deficit (in Dollars)				$ 22,093,540		9,424,591
Operating loss (in Dollars)		$ (2,544,443)	$ (445,270)	(5,654,074)	$ (401,847)	(19,935,143)	$ (5,739,508)
Operating activities (in Dollars)				$ (3,910,994)	$ (2,547,967)	$ (7,540,293)
Third-Party [Member]
Organization and Nature of Business [Line Items]
Percentage of ownership interest rate								100.00%	92.50%	92.50%	92.50%
Third-Party [Member] | Kyle’s one [Member]
Organization and Nature of Business [Line Items]
Percentage of ownership interest rate											7.50%
Third-Party [Member] | Kyle’s Two [Member]
Organization and Nature of Business [Line Items]
Percentage of ownership interest rate											100.00%
Third-Party [Member] | Wolo Mfg and Wolo H&S [Member]
Organization and Nature of Business [Line Items]
Percentage of ownership interest rate										7.50%
Third-Party [Member] | Wolo Mfg and Wolo H&S One [Member]
Organization and Nature of Business [Line Items]
Percentage of ownership interest rate										100.00%
Third-Party [Member] | Mountain Door & Trim Inc [Member]
Organization and Nature of Business [Line Items]
Percentage of ownership interest rate									7.50%
Third-Party [Member] | ICU Holdings Inc [Member]
Organization and Nature of Business [Line Items]
Percentage of ownership interest rate								100.00%